Leases (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance at beginning	€ 800
Payment of lease liabilities	(445)	(311)
New leases	7,303	1,111
Revaluations	708
Derecognition	(44)
Interest expense	32	22
Interest paid	(32)	(22)
Balance at ending	€ 8,322	€ 800